Tax matters - Deferred tax assets and liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Deferred tax assets and liabilities
Opening balance	$ 59,869
Prior Year Change	(490)
Recognised in P&L	(3,270)
Recognised in Equity/ OCI	(337)
Acquisitions/ Disposals	(251)
Exchange Differences	1,427
Closing balance	62,790
Intangible assets
Deferred tax assets and liabilities
Opening balance	2,442
Prior Year Change	1,787
Recognised in P&L	236
Closing balance	419
Biological assets
Deferred tax assets and liabilities
Opening balance	5,521
Recognised in P&L	2,233
Exchange Differences	448
Closing balance	2,840
Provisions
Deferred tax assets and liabilities
Opening balance	(25,534)
Prior Year Change	(3,388)
Recognised in P&L	(1,353)
Recognised in Equity/ OCI	93
Acquisitions/ Disposals	210
Exchange Differences	(1,146)
Closing balance	(19,950)
Property, plant & equipment
Deferred tax assets and liabilities
Opening balance	79,758
Prior Year Change	(3,409)
Recognised in P&L	3,562
Acquisitions/ Disposals	(1,682)
Exchange Differences	3,002
Closing balance	78,285
Inventories
Deferred tax assets and liabilities
Opening balance	243
Prior Year Change	(3)
Recognised in P&L	(2,673)
Recognised in Equity/ OCI	256
Acquisitions/ Disposals	42
Exchange Differences	(12)
Closing balance	2,633
Hedging instruments
Deferred tax assets and liabilities
Opening balance	(1,239)
Prior Year Change	15
Recognised in P&L	7
Recognised in Equity/ OCI	(197)
Exchange Differences	(54)
Closing balance	(1,010)
Tax losses, incentives & credits
Deferred tax assets and liabilities
Opening balance	(20,723)
Prior Year Change	343
Recognised in P&L	(7,249)
Recognised in Equity/ OCI	(489)
Acquisitions/ Disposals	1,179
Exchange Differences	(877)
Closing balance	(13,630)
Partnership Interest [Member]
Deferred tax assets and liabilities
Opening balance	13,373
Prior Year Change	(349)
Recognised in P&L	1,197
Closing balance	12,525
Other
Deferred tax assets and liabilities
Opening balance	6,028
Prior Year Change	4,514
Recognised in P&L	770
Exchange Differences	66
Closing balance	$ 678